LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of components of lease cost
The components of leas
e
 costs are as follows:

	Year Ended December 31,
	2022	2021	2020
Operating lease costs:
Amortization of land use rights	$22,662	$22,832	$22,886
Operating lease costs	14,614	29,401	31,039
Short-term lease costs	720	473	842
Variable lease costs	1,902	(629)	(5,565)
Finance lease costs:
Amortization of right-of-use assets	12,928	15,682	12,836
Interest costs	25,371	31,642	41,550

Total lease costs	$78,197	$99,401	$103,588

Disclosure of other information related to lease term and discount rate
Other information related to lease terms and discount rates is as follows:

	December 31,
	2022	2021
Weighted average remaining lease term
Operating leases	21.5 years	21.5 years
Finance leases	10.5 years	11.5 years
Weighted average discount rate
Operating leases	5.77%	5.73%
Finance leases	10.70%	7.09%

Schedule of maturities of lease liabilities
Maturities of lease liabilities as of December 31, 2022 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2023	$13,061	$37,018
2024	9,179	37,018
2025	7,273	37,018
2026	7,206	37,018
2027	5,601	37,018
Over 2027	76,689	204,694

Total future minimum lease payments	119,009	389,784
Less: amounts representing interest	(50,416)	(156,534)

Present value of future minimum lease payments	68,593	233,250
Current portion	(12,761)	(34,959)

Non-current portion	$55,832	$198,291

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2022 were as follows:

Year ending December 31,
2023	$48,324
2024	48,126
2025	48,493
2026	23,841
2027	4,083
Over 2027	1,842

$174,709